CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales
Products		$ 87,361	$ 105,988	$ 141,138
Services		29,742	23,432	23,301
Total net sales		117,103	129,420	164,439
Cost of net sales
Products		65,891	84,988	99,888
Services		23,344	22,304	24,331
Total cost of net sales		89,235	107,292	124,219
Gross profit		27,868	22,128	40,220
Operating expenses:
Selling, general and administrative		21,515	24,515	37,626
Research and development		$ 11,342	$ 11,686	14,520
Net loss on divestitures				1,307
Total operating expenses		$ 32,857	$ 36,201	53,453
Operating loss		(4,989)	(14,073)	(13,233)
Interest income		557	589	511
Interest expense		(76)	(88)	(151)
Other income (expense), net		3,489	(2,249)	11,480
Equity losses of associates		(13,954)	(8,878)	(9,586)
Investment impairment		(9,846)	(3,947)	(9,400)
Loss before income taxes		(24,819)	(28,646)	(20,379)
Income tax benefit (expense)		4,162	(1,618)	(2,351)
Net loss		$ (20,657)	$ (30,264)	(22,730)
Net loss attributable to non-controlling interests				9
Net loss attributable to UTStarcom Holdings Corp.		$ (20,657)	$ (30,264)	$ (22,721)
Net loss per share attributable to UTStarcom Holdings Corp.-Basic		$ (0.56)	$ (0.81)	$ (0.58)
Net loss per share attributable to UTStarcom Holdings Corp.-Diluted		$ (0.56)	$ (0.81)	$ (0.58)
Weighted average shares outstanding-Basic		37,003	37,380	39,127
Weighted average shares outstanding-Diluted		37,003	37,380	39,127
Net loss		$ (20,657)	$ (30,264)	$ (22,730)
Other comprehensive loss, net of tax
Net change in cumulative translation adjustment		(1,611)	(2,781)	$ (13,759)
Unrealized gain (loss) from available-for-sale investments		(673)	673
Comprehensive loss		$ (22,941)	$ (32,372)	$ (36,489)
Comprehensive loss attributable to non-controlling interests	[1]			9
Comprehensive loss attributable to UTStarcom Holding Corp.		$ (22,941)	$ (32,372)	$ (36,480)

[1]	Comprehensive loss attributable to non-controlling interests consisted solely of net loss.